United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                Quarterly Schedule of Portfolio Holdings
             of Registered Management Investment Companies




                                    811-4018

                      (Investment Company Act File Number)


                           Federated High Yield Trust
    ---------------------------------------------------------------

           (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/07


                        Date of Reporting Period: 5/31/06







Item 1.     Schedule of Investments





FEDERATED HIGH YIELD TRUST
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  FOREIGN CURRENCY                     VALUE IN
  PAR AMOUNT      OR PRINCIPAL     U.S. DOLLARS
  AMOUNT

                  CORPORATE BONDS--94.8%
                  AEROSPACE / DEFENSE--1.7%
  $   575,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                            $     565,656
      775,000   3 Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                                               542
      675,000 1,2 DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                         658,125
      350,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                    357,000
    1,000,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                                 945,000
      850,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                        786,250
      575,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                             546,250
      600,000     TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011                                                          639,000
                      TOTAL                                                                                                4,497,823
                  AUTOMOTIVE--5.9%
      675,000     Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                                                685,125
    1,225,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                      1,021,338
    1,900,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                           1,387,000
    3,075,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                           2,734,493
    1,900,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                       1,786,823
    2,325,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                        2,189,545
    1,225,000     General Motors Corp., Bond, Series EMTN, 8.375%, 7/5/2033                                                1,192,199
      875,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                          813,750
      625,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                        315,625
      775,000     Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                                                      747,875
      275,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                          297,688
      975,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                   1,084,688
      725,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                                732,250
      900,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                                  913,500
                      TOTAL                                                                                               15,901,899
                  BUILDING MATERIALS--2.5%
      475,000     Builders Firstsource, Inc., Note, 9.42%, 2/15/2012                                                         491,625
      425,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                                 426,062
      825,000     ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                                                 862,125
      475,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 7.49125%, 6/15/2012                           482,125
      750,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                           738,750
      375,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                              391,875
    1,425,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                  1,204,125
      700,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                  532,000
      550,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                      555,500
      200,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                         205,000
      725,000     U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                                       750,375
                      TOTAL                                                                                                6,639,562
                  CHEMICALS--5.6%
      525,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                                 511,875
    1,525,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                               1,464,000
    1,793,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                           1,420,952
      819,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                      902,947
      850,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                         909,500
    1,350,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                                              1,404,000
      684,000     Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                                               699,390
    1,025,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                           1,091,625
      503,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                          555,815
      751,000     Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                                                   783,856
      149,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                               115,661
    1,375,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                             1,421,406
    1,175,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                                1,166,188
      550,000 1,2 PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                                                                  532,813
      850,000     Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                                                            822,375
      425,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                 440,607
      300,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                            312,950
      625,000 1,2 VeraSun Energy Corp., Sr. Secd. Note, 9.875%, 12/15/2012                                                   675,000
                      TOTAL                                                                                               15,230,960
                  CONSTRUCTION MACHINERY--0.6%
    1,025,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                              1,094,187
    5,525,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                      0
      625,000     NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                                                  675,000
                      TOTAL                                                                                                1,769,187
                  CONSUMER PRODUCTS--5.8%
    1,150,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                               931,500
      850,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                             871,250
      450,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                                 456,750
      600,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                       612,000
      925,000     Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                                                   800,125
      750,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                                  716,250
      850,000 1,3 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                                                0
    1,450,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                         0
      775,000     Doane Pet Care Co., Sr. Sub. Note, Series WI, 10.625%, 11/15/2015                                          967,456
    2,700,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                                2,146,500
      875,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                         864,062
      475,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                     466,687
      400,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                     411,000
    1,125,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                              1,178,438
      575,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                        600,875
    1,625,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                   1,328,438
      250,000 1,2 Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014                                                    246,875
      530,000     Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                                             564,450
    1,325,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                               1,245,500
      650,000 1,2 Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                           643,500
      480,000     WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                                                523,200
                      TOTAL                                                                                               15,574,856
                  ENERGY--1.7%
      625,000 1,2 Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016                                                   609,375
    1,000,000 1,2 Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020                                                      960,000
      250,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                         235,625
      925,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                    896,134
      550,000     Pogo Producing Co., Sr. Sub. Note, 6.875%, 10/1/2017                                                       522,500
      500,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                    465,000
      400,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                    400,000
      450,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                     451,125
                      TOTAL                                                                                                4,539,759
                  ENTERTAINMENT--2.1%
      150,000     AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                                                    140,625
      875,000     AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                                                   881,562
      375,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                               401,250
    1,725,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                       1,360,594
      650,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 9.81813%, 4/1/2012                                          654,063
      900,000     Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                                               918,000
    1,300,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                     1,426,750
                      TOTAL                                                                                                5,782,844
                  ENVIRONMENTAL--0.2%
      488,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                     555,100
                  FINANCIAL INSTITUTIONS--0.4%
    1,025,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                    1,022,437
                  FOOD & BEVERAGE--4.6%
    1,875,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                                1,593,750
      544,000     Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008                                                556,920
      675,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                       683,437
      550,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                                 554,125
    1,550,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                         1,476,375
      425,000     Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                                  350,625
      900,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                               886,500
    1,075,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                    1,077,687
    1,100,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                     1,127,500
      600,000     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                    609,000
    1,450,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                               1,218,000
    1,300,000     Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                           1,313,000
    1,175,000     UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012                                                   1,140,056
                      TOTAL                                                                                               12,586,975
                  GAMING--5.1%
      850,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                    837,250
      950,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                       1,009,375
      775,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                               813,750
      350,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                      346,500
      800,000     Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015                                                848,000
    1,200,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                  1,107,000
      800,000     MGM Mirage, Sr. Note, 6.625%, 7/15/2015                                                                    764,000
    1,000,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                     1,066,250
      200,000 1,2 MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012                                                     203,250
      475,000     Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                                                   446,924
      450,000 1,2 Majestic Star Casino LLC, Sr. Note, 9.75%, 1/15/2011                                                       465,750
    2,000,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                   2,105,000
      900,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                           947,250
      950,000     Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                                         1,016,500
      225,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                     227,250
      925,000     Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                                           890,313
      575,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                        600,156
                      TOTAL                                                                                               13,694,518
                  HEALTH CARE--7.1%
      525,000     AMR Holding Co. /Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                      561,750
      750,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                               793,125
    1,700,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                     1,823,250
      525,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                              494,812
    2,950,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                 2,138,750
      775,000 1,2 CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                          802,125
      775,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                                 818,594
    1,150,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                   1,124,125
    1,125,000     HCA, Inc., Note, 8.75%, 9/1/2010                                                                         1,208,684
      725,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                     690,438
    1,575,000     HCA, Inc., Sr. Note, 6.75%, 7/15/2013                                                                    1,542,848
    1,225,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                    1,149,154
      825,000     National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012                                                    934,313
      700,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                          682,500
      675,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                               683,438
      825,000     Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012                                      874,500
      275,000     Tenet Healthcare Corp., Note, 9.875%, 7/1/2014                                                             281,188
      575,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                   580,750
      725,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                               746,750
      450,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                                437,625
      500,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                             491,250
      425,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                               430,844
                      TOTAL                                                                                               19,290,813
                  INDUSTRIAL - OTHER--6.3%
    1,375,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                       1,354,375
      525,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                               501,375
      600,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                      651,000
    1,475,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                              1,683,344
      675,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                       718,875
    1,000,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                   1,010,000
      920,000     Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011                                                 1,023,500
    1,450,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                 1,382,937
      775,000     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                       850,563
    1,275,000 1,2 Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                                          1,396,125
      900,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                       940,500
      875,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                   866,250
      775,000     Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                                                      864,125
    1,052,411     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                     1,107,663
    1,175,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                         1,157,375
      950,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                              976,125
      550,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                  545,875
                      TOTAL                                                                                               17,030,007
                  LODGING--1.7%
      700,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                     663,250
    1,500,000 1,2 Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                                     1,522,500
      800,000     Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015                                                     766,000
      425,000 1,2 Host Marriott LP, Note, 6.75%, 6/1/2016                                                                    414,906
      500,000     Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                                                    537,500
      625,000     Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010                                                   661,311
                      TOTAL                                                                                                4,565,467
                  MEDIA - CABLE--3.0%
      727,000     CCH I Holdings LLC, Sr. Disc. Note, Series 144A, 9.92%, 4/1/2014                                           447,105
      584,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                               505,160
      900,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                             911,250
    1,050,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                         1,071,000
    2,050,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                          2,055,125
    1,475,000 1,2 Kabel Deutschland GMBH,  Sr. Note, 10.75%, 7/1/2014                                                      2,112,149
      700,000 1,2 Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015                                                             689,500
      225,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                               212,625
                      TOTAL                                                                                                8,003,914
                  MEDIA - NON-CABLE--9.4%
      275,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                   291,844
    1,075,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                         1,136,812
      934,391     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                                 920,375
      675,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                      671,625
    1,175,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                           1,192,625
      325,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                             327,437
      100,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                           94,500
    1,170,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                        1,244,587
    2,134,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                           2,336,730
      650,000     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                        549,250
    1,325,000     Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011                                                          1,275,312
      800,000     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                                                 676,000
    1,150,000 1,2 Intelsat Bermuda Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                                                   836,625
      675,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                          686,812
      800,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                        764,000
      950,000     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                                  669,750
      525,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                                  485,625
      825,000     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                                 860,063
    1,600,000     PanAmSat Holding Corp., Discount Bond, 11/1/2014                                                         1,172,000
      350,000 1,2 Quebecor Media Inc., Sr. Unsecd. Note, 7.75%, 3/15/2016                                                    357,000
      350,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                           386,750
      450,000 1,2 R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013                                                    414,000
      800,000 1,2 R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013                                                    736,000
      850,000 1,2 R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016                                                          858,500
      850,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                            954,125
      350,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                   342,125
      275,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                           261,250
      800,000 1,2 Southern Graphics Systems, Inc., Sr. Sub. Note, 12.00%, 12/15/2013                                         832,000
    1,150,000 1,2 WDAC Subsidiary Corp., Sr. Note, Series 144A, 8.50%, 12/1/2014                                           1,473,611
    1,200,000 1,2 XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                      1,122,000
      861,000     Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011                                                        910,836
      300,000     Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                                                                318,420
      459,485     Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009                                       192,984
                      TOTAL                                                                                               25,351,573
                  METALS & MINING--1.2%
    1,000,000     Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                                          1,097,500
      925,000 1,2 Novelis, Inc., Sr. Note, 7.50%, 2/15/2015                                                                  888,000
      600,000     Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                                            604,500
      550,000     United States Steel Corp., Sr. Note, 9.75%, 5/15/2010                                                      594,000
                      TOTAL                                                                                                3,184,000
                  PACKAGING--2.5%
      550,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                    526,625
    1,125,000     Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                                               1,226,250
    1,050,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                     1,065,750
      650,000 1,2 Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                            658,125
      325,000     Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012                                                         329,875
      775,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                      821,500
    1,475,000     Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                                                         1,478,688
      400,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                            403,000
      411,058 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                           192,375
                      TOTAL                                                                                                6,702,188
                  PAPER--2.5%
      775,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                     744,000
    1,350,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                   1,363,500
      570,048 1,2 JSG Holding PLC, Sr. Note, 11.50%, 10/1/2015                                                               754,200
      825,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                               779,625
      725,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                    759,437
      900,000     Mercer International, Inc., 9.25%, 2/15/2013                                                               832,500
    1,100,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                           1,182,500
      575,000     Tembec Industries, Inc., 8.50%, 2/1/2011                                                                   316,250
                      TOTAL                                                                                                6,732,012
                  RESTAURANTS--0.7%
      475,000 1,2 Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                         479,750
      525,000 1,2 El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013                                                          616,875
      825,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                                  777,562
                      TOTAL                                                                                                1,874,187
                  RETAILERS--1.7%
      250,000 1,2 AutoNation, Inc., Floating Rate Note - Sr. Note, 7.05%, 4/15/2013                                          253,750
      250,000 1,2 AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014                                                               250,000
    1,200,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                            1,215,000
    1,191,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                               1,185,045
      375,000     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                                  361,875
    1,218,000     Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                           1,398,190
                      TOTAL                                                                                                4,663,860
                  SERVICES--1.5%
      325,000     CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010                                                349,375
      925,000 1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                                  936,562
      764,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                    815,570
      550,000 1,2 HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013                                             550,000
      875,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                            914,375
      525,000 1,2 iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014                                                   528,937
                      TOTAL                                                                                                4,094,819
                  TECHNOLOGY--3.4%
      225,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                   222,187
      475,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                    391,875
      700,000     Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                                                 717,500
      475,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                             415,625
      300,000 1,2 SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                   314,250
      825,000 1,2 SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                                  880,688
      422,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.49%, 4/1/2012                                         451,540
    1,250,000 1,2 SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013                                                  1,317,188
      875,000 1,2 SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015                                               918,750
      475,000     Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                                             505,875
    1,425,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                               1,553,250
    1,450,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                  1,575,063
                      TOTAL                                                                                                9,263,791
                  TEXTILE--0.4%
      425,000     Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                                                      439,875
      675,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                           698,625
                      TOTAL                                                                                                1,138,500
                  TOBACCO--0.4%
    1,225,000 1,2 Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                 1,216,567
                  TRANSPORTATION--1.4%
    4,950,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049                                                 0
      600,000 1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                    627,000
    1,150,000 1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                             1,250,625
      175,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                       164,063
    1,600,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                    1,724,000
    3,125,000   3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011                                                        0
                      TOTAL                                                                                                3,765,688
                  UTILITY - ELECTRIC--3.8%
      250,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                             243,750
      225,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                               228,937
    1,350,000 1,2 Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                        1,343,250
      725,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                     743,125
      900,000     Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011                                                  1,058,625
      400,308 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                          387,018
      325,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                                325,813
      700,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                               702,625
      125,000     Nevada Power Co., 6.50%, 4/15/2012                                                                         126,143
      375,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                   361,216
      475,000 1,2 Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                        471,733
    1,072,000     Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013                                                1,177,073
      300,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                                294,879
    1,850,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                        2,030,375
      625,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                            610,634
      275,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                               276,375
                      TOTAL                                                                                               10,381,571
                  UTILITY - NATURAL GAS--5.3%
      575,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                          556,312
      875,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                   858,594
    1,950,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                       1,998,750
    1,350,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                      1,265,625
      775,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                    734,312
      200,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                     186,000
      750,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                    751,875
      675,000 1,2 SemGroup LP, Sr. Note, 8.75%, 11/15/2015                                                                   688,500
      800,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                            802,994
      200,000 1,2 Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                     196,000
    1,500,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                          1,649,172
      850,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                          881,772
      250,000 1,2 Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016                                                246,250
      925,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                             1,041,781
    2,475,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                             2,567,813
                      TOTAL                                                                                               14,425,750
                  WIRELESS COMMUNICATIONS--3.0%
      300,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.74%, 1/1/2013                                 314,250
      700,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                                728,000
    1,250,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                  1,318,750
      575,000     New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012                                                  618,125
    1,400,000     Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013                                      1,430,583
    1,575,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                  1,508,063
      300,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.035%, 12/15/2010                           310,875
      150,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                                   151,875
      125,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                    127,813
      575,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                    594,406
      925,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                      1,034,757
                      TOTAL                                                                                                8,137,497
                  WIRELINE COMMUNICATIONS--3.3%
    1,175,000     AT&T Corp., Sr. Note, 9.75%, 11/15/2031                                                                  1,359,623
      375,000     Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013                                                 379,687
      950,000     Citizens Communications Co., 9.00%, 8/15/2031                                                            1,002,250
    1,000,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.25%, 5/1/2016                                             1,311,514
    3,575,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                     3,852,063
      925,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                           957,375
                      TOTAL                                                                                                8,862,512
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $272,942,224)                                               256,480,636
                  COMMON STOCKS--0.7%
                  CHEMICALS--0.3%
          395   3 General Chemical Industrial Products, Inc.                                                                 378,426
          228   3 General Chemical Industrial Products, Inc., Warrants                                                       173,875
          169   3 General Chemical Industrial Products, Inc., Warrants                                                        98,361
                      TOTAL                                                                                                  650,662
                  FOOD & BEVERAGE--0.2%
       27,755     B&G Foods, Inc.                                                                                            427,427
                  INDUSTRIAL - OTHER--0.1%
      214,806 1,3 ACP Holdings Corp., Warrants                                                                               370,540
                  MEDIA - CABLE--0.1%
       12,520   3 NTL, Inc.                                                                                                  334,034
                  MEDIA - NON-CABLE--0.0%
        1,375 1,3 Advanstar, Inc., Warrants                                                                                       14
        2,200   3 XM Satellite Radio, Inc., Warrants                                                                          25,190
       22,000   3 Ziff Davis Media, Inc., Warrants                                                                               220
                      TOTAL                                                                                                   25,424
                  METALS & MINING--0.0%
      138,395   3 Royal Oak Mines, Inc.                                                                                        2,283
                  OTHER--0.0%
          469 1,3 CVC Claims Litigation LLC                                                                                        0
                  PACKAGING--0.0%
        1,000 1,3 Pliant Corp., Warrants                                                                                           0
       45,000 1,3 Russell Stanley Holdings, Inc.                                                                                   0
                       TOTAL                                                                                                       0
                  PAPER--0.0%
          900 1,3 MDP Acquisitions PLC, Warrants                                                                              18,450
                  WIRELINE COMMUNICATIONS--0.0%
       16,732   3 Viatel Holding (Bermuda) Ltd.                                                                                1,171
                      TOTAL COMMON STOCKS                                                                                  1,829,991
                      (IDENTIFIED COST $11,492,097)
                  PREFERRED STOCKS--0.7%
                  MEDIA - NON-CABLE--0.0%
          120     Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                                18,300
                  RETAILERS--0.7%
        1,625     General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A                                 1,807,812
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,634,750)                                                  1,826,112
                  REPURCHASE AGREEMENT--3.2%
    8,734,000     Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS             8,734,000
                  Securities LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (AT COST)
                      TOTAL INVESTMENTS - 99.4%                                                                          268,870,739
                      (IDENTIFIED COST $294,803,071)4
                      OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                            1,518,747
                      TOTAL NET ASSETS - 100%                                                                          $ 270,389,486

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $48,943,171 which represents 18.1% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At May 31, 2006, these securities amounted to $48,361,792 which represents 17.9% of total net assets.

3 Non-income producing security.

4 The cost of investments for federal tax purposes was $295,526,620. The net unrealized depreciation of investments for federal tax purposes was $26,655,881. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,676,179 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,332,060.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.



INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that fixed-income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.



Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2006, is as follows:
SECURITY                                                                  ACQUISITION DATE                        ACQUISITION COST
ACP Holdings Corp., Warrants                                              9/24/2003                                   $    214,806
Advanstar, Inc., Warrants                                                 2/14/2001                                   $    112,987
CVC Claims Litigation LLC                                                 3/26/1997 - 8/19/1997                        $ 4,646,903
MDP Acquisitions PLC, Warrants                                            9/23/2002                              $               0
Pliant Corp., Warrants                                                    5/25/2000                                  $      36,389
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008          2/5/1999 - 2/15/2005                         $ 2,343,135
Russell Stanley Holdings, Inc.                                            11/9/2001                              $               0


The following acronym is used throughout this portfolio:

 PIK --Payment in Kind








Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Yield Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006